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                               JOHN HANCOCK TRUST

                        SUPPLEMENT DATED OCTOBER 14, 2005

                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2005



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                              ALL CAP GROWTH TRUST


The following supplements the disclosure under "APPENDIX III - Information Regarding Portfolio Managers of the Trust Portfolios - AIM Capital Management, Inc."



                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER                TOTAL ASSETS BY CATEGORY

                                           ALL CAP GROWTH TRUST


Lanny H. Sachnowitz             7 Registered Mutual Funds with $12,055,026,905
                                in total assets under management

Kirk L. Anderson                17 Registered Mutual Funds with $8,438,708,928
                                in total assets under management

                                3 Unregistered Pooled Investment Vehicles with $405,791,235 in total assets under management

James G. Birdsall               6 Registered Mutual Funds with $4,391,432,832
                                in total assets under management

Robert J. Lloyd                 7 Registered Mutual Funds with $10,973,365,827
                                in total assets under management

                                1 Unregistered Pooled Investment Vehicle with $80,376,093 in total assets under management